SCHEDULE OF INVESTMENTS
Delaware Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Argentina
Energy – 0.5%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$2,850	$2,465

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. 8.500%, 8-1-31(A)	929	816

Total Argentina - 0.7%		$3,281

Australia
Financials – 0.6%
Australia and New Zealand Banking Group Ltd. 4.400%, 5-19-26(A)	3,000	3,287

Utilities – 0.8%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	4,400	4,521

Total Australia - 1.4%		$7,808

Austria
Consumer Staples – 0.5%
JBS Investments II GmbH (GTD by JBS S.A.) 5.750%, 1-15-28(A)	2,300	2,401

Total Austria - 0.5%		$2,401

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd. 4.450%, 5-15-25(A)	2,800	3,036

Energy – 0.6%
GeoPark Ltd. 5.500%, 1-17-27(A)	3,100	2,991

Total Bermuda - 1.2%		$6,027

Brazil
Financials – 0.9%
XP, Inc. 3.250%, 7-1-26(A)	4,900	4,704

Industrials – 0.5%
Cosan Ltd. 5.500%, 9-20-29(A)	2,700	2,815

Materials – 1.1%
Nexa Resources S.A. 6.500%, 1-18-28(A)	2,200	2,423
Suzano Austria GmbH:
2.500%, 9-15-28	1,400	1,353
6.000%, 1-15-29	2,000	2,318
		6,094

Utilities – 0.4%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	2,300	2,365

Total Brazil - 2.9%		$15,978

British Virgin Islands
Consumer Staples – 0.4%
Central American Bottling Corp. 5.750%, 1-31-27(A)	2,000	2,057

Information Technology – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(A)	5,600	5,292

Total British Virgin Islands - 1.4%		$7,349
Canada
Energy – 0.5%
Harvest Operations Corp. 1.000%, 4-26-24(A)	750	745
TransCanada PipeLines Ltd. 4.250%, 5-15-28	2,000	2,232
		2,977

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	1,900	2,145
Royal Bank of Canada:
3.700%, 10-5-23	750	787
4.650%, 1-27-26	1,500	1,665
		4,597

Materials – 0.3%
First Quantum Minerals Ltd. 6.500%, 3-1-24(A)	1,350	1,369

Total Canada - 1.7%		$8,943
Cayman Islands
Financials – 0.9%
Alpha Star Holding III Ltd. 6.250%, 4-20-22	1,000	1,007
Grupo Aval Ltd.:
4.750%, 9-26-22(A)	1,500	1,529
4.375%, 2-4-30(A)	1,300	1,248
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(A)	1,230	1,248
		5,032
Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	1,150	1,228

Total Cayman Islands - 1.1%		$6,260
Chile
Communication Services – 0.6%
VTR Finance B.V. 6.375%, 7-15-28(A)	2,951	3,073

Consumer Discretionary – 0.6%
Saci Falabella:
3.750%, 4-30-23	1,850	1,904

4.375%, 1-27-25(A)	1,000	1,061
3.750%, 10-30-27(A)(B)	500	521
		3,486

Energy – 0.1%
GeoPark Ltd. 6.500%, 9-21-24(A)	702	720

Financials – 0.3%
Banco del Estado de Chile 2.704%, 1-9-25(A)	1,500	1,534

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	1,200	1,278

Materials – 0.9%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	4,800	5,106

Utilities – 2.0%
Colbun S.A. 4.500%, 7-10-24(A)	5,600	5,915
Enel Chile S.A. 4.875%, 6-12-28	2,080	2,296
Inversiones Latin America Power Ltd. 5.125%, 6-15-33(A)	2,600	2,500
		10,711

Total Chile - 4.7%		$25,908
China
Communication Services – 0.7%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	1,800	1,830
Weibo Corp. 3.500%, 7-5-24(B)	1,900	1,958
		3,788

Consumer Discretionary – 0.9%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,640
3.400%, 12-6-27	3,000	3,178
		4,818

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)	2,000	2,174

Information Technology – 0.4%
Baidu, Inc.:
1.625%, 2-23-27	800	779
3.425%, 4-7-30	500	526
Lenovo Group Ltd. 3.421%, 11-2-30(A)	800	807
		2,112

Real Estate – 0.5%
Country Garden Holdings Co. Ltd. 2.700%, 7-12-26	3,000	2,569
Utilities – 0.4%
ENN Energy Holdings Ltd. 2.625%, 9-17-30(A)	2,000	1,990

Total China - 3.3%		$17,451
Colombia
Financials – 0.4%
Banco de Bogota S.A. 5.375%, 2-19-23(A)(B)	2,000	2,067

Utilities – 0.5%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(A)	2,800	2,660

Total Colombia - 0.9%		$4,727
Denmark
Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(A)	1,150	1,151

Total Denmark - 0.2%		$1,151
France
Consumer Staples – 0.1%
Pernod Ricard S.A. 4.250%, 7-15-22(A)	750	765

Financials – 0.2%
BPCE S.A. 2.750%, 11-30-27(C)	EUR900	1,051

Total France - 0.3%		$1,816
Germany
Financials – 0.6%
Deutsche Bank AG 5.625%, 5-19-31(C)	1,200	1,603
ZF Finance GmbH 2.750%, 5-25-27(B)(C)	1,400	1,638
		3,241

Total Germany - 0.6%		$3,241
Hong Kong
Financials – 0.2%
AIA Group Ltd. 3.375%, 4-7-30(A)	$300	325
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	1,200	1,269
		1,594

Total Hong Kong - 0.2%		$1,594
India
Communication Services – 0.6%
Network i2i Ltd. 5.650%, 4-15-68(A)	750	789
Summit Digitel Infrastructure Private Ltd. 2.875%, 8-12-31(A)	2,300	2,218
		3,007

Energy – 0.6%
Reliance Industries Ltd. 3.667%, 11-30-27(A)	3,000	3,204

Financials – 0.7%
Power Finance Corp. Ltd. 3.900%, 9-16-29	3,700	3,815

Information Technology – 0.4%
HCL America, Inc. 1.375%, 3-10-26	2,250	2,193

Utilities – 0.8%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	1,180	1,167
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 4.375%, 9-8-24(A)	2,400	2,439
Greenko Mauritius Ltd. 6.250%, 2-21-23(A)(B)	1,350	1,380
		4,986

Total India - 3.1%		$17,205
Indonesia

Utilities – 1.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	1,100	1,262
5.375%, 1-25-29(A)	4,800	5,517
		6,779

Total Indonesia - 1.3%		$6,779
Isle of Man
Consumer Discretionary – 0.8%
GOHL Capital Ltd. 4.250%, 1-24-27	4,000	4,115

Total Isle of Man - 0.8%		$4,115
Jamaica
Financials – 0.3%
Sagicor Financial Co. Ltd. 5.300%, 5-13-28(A)	1,400	1,437

Total Jamaica - 0.3%		$1,437
Japan
Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	1,500	1,604
Mizuho Financial Group, Inc. 3.170%, 9-11-27	1,500	1,582
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	2,650	2,762
		5,948

Total Japan - 1.1%		$5,948
Luxembourg
Consumer Staples – 0.5%
JBS Finance Luxembourg S.a.r.l. 3.625%, 1-15-32(A)	2,865	2,881

Energy – 0.4%
Raizen Fuels Finance Ltd. 5.300%, 1-20-27(A)	2,000	2,177

Financials – 0.5%
JSM Global S.a.r.l. 4.750%, 10-20-30(A)	3,000	2,768

Real Estate – 0.2%
Aroundtown S.A. 1.625%, 1-31-28(C)	EUR700	828

Utilities – 0.4%
FEL Energy VI S.a.r.l. 5.750%, 12-1-40(A)	$1,930	1,936

Total Luxembourg - 2.0%		$10,590
Macau
Consumer Discretionary – 0.3%
Sands China Ltd.:
5.125%, 8-8-25	1,400	1,470
3.800%, 1-8-26	250	252
		1,722

Total Macau - 0.3%		$1,722
Malaysia
Consumer Discretionary – 0.8%
GENM Capital Labuan Ltd. 3.882%, 4-19-31(A)	4,400	4,294

Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(A)	650	704

Total Malaysia - 0.9%		$4,998
Mauritius
Industrials – 0.5%
HTA Group Ltd. 7.000%, 12-18-25(A)	2,800	2,927

Utilities – 0.1%
Greenko Power II Ltd. 4.300%, 12-13-28(A)	400	407

Total Mauritius - 0.6%		$3,334
Mexico
Communication Services – 0.2%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(A)	1,349	1,394

Consumer Staples – 0.4%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	2,300	2,427

Energy – 0.2%
Petroleos Mexicanos 6.700%, 2-16-32(A)	1,334	1,350

Financials – 1.7%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(A)	850	896
Banco Santander S.A.:
4.125%, 11-9-22(A)	3,800	3,895
5.375%, 4-17-25(A)	1,150	1,256
Credito Real S.A.B. de C.V. 9.500%, 2-7-26(A)(B)	1,200	777
Trust F/1401 4.869%, 1-15-30(A)	1,400	1,481
		8,305

Industrials – 0.6%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	1,400	1,484
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	1,350	1,391
		2,875

Materials – 1.9%
CEMEX S.A.B. de C.V. 5.200%, 9-17-30(A)	2,000	2,151
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(A)	2,000	2,037
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(A)	1,800	1,944
Orbia Advance Corp. S.A.B. de C.V.:
1.875%, 5-11-26(A)	2,000	1,973
4.000%, 10-4-27(A)	2,300	2,461
		10,566

Real Estate – 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. 3.625%, 5-13-31(A)	1,100	1,080

Utilities – 0.4%
Comision Federal de Electricidad 3.875%, 7-26-33(A)	2,250	2,215

Total Mexico - 5.6%		$30,212
Netherlands
Consumer Discretionary – 0.4%
Prosus N.V. 3.680%, 1-21-30(A)	2,190	2,256

Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	2,400	2,546

Financials – 1.7%
ING Groep N.V. 3.000%, 4-11-28(C)	EUR7,800	9,202

Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 7.125%, 1-31-25	$1,300	1,392
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 6.750%, 3-1-28(B)	1,200	1,280
		2,672

Total Netherlands - 3.1%		$16,676
Nigeria
Financials – 0.5%
Africa Finance Corp.:
4.375%, 4-17-26(A)	1,900	2,056
2.875%, 4-28-28(A)	800	795
		2,851

Total Nigeria - 0.5%		$2,851

Norway
Energy – 0.5%
Aker BP ASA 3.750%, 1-15-30(A)	2,600	2,756

Total Norway - 0.5%		$2,756
Panama
Financials – 0.6%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(A)	2,000	2,005
Banistmo S.A. 4.250%, 7-31-27(A)	1,000	1,018
		3,023

Utilities – 0.4%
AES Panama Generation Holdings S.R.L. 4.375%, 5-31-30(A)	2,000	2,085

Total Panama - 1.0%		$5,108
Peru
Consumer Discretionary – 0.6%
InRetail Shopping Malls 5.750%, 4-3-28(A)	3,000	3,115

Financials – 1.6%
Banco de Credito del Peru 4.250%, 4-1-23(A)	1,350	1,397
Banco Internacional del Peru S.A. 3.250%, 10-4-26(A)(B)	5,600	5,725
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(A)	1,300	1,268
		8,390

Materials – 0.5%
San Miguel Industrias PET S.A. 3.500%, 8-2-28(A)	2,550	2,499

Utilities – 0.6%
Inkia Energy Ltd. 5.875%, 11-9-27(A)	2,000	2,053
Kallpa Generacion S.A. 4.875%, 5-24-26(A)	1,000	1,060
		3,113

Total Peru - 3.3%		$17,117
Saudi Arabia
Energy – 0.2%
Saudi Arabian Oil Co. 1.250%, 11-24-23(A)	800	801

Financials – 0.1%
Arab Petroleum Investments Corp. 1.483%, 10-6-26(A)	750	742

Total Saudi Arabia - 0.3%		$1,543
Singapore
Financials – 0.3%
DBS Group Holdings Ltd. 1.500%, 4-11-28(C)	EUR1,200	1,391

Total Singapore - 0.3%		$1,391

South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(A)	$500	518

Consumer Discretionary – 0.1%
Kia Corp. 1.750%, 10-16-26(A)	600	593

Financials – 1.1%
Hyundai Capital Services, Inc.:
2.983%, 8-29-22(A)	2,100	2,130
1.250%, 2-8-26(A)	1,800	1,757
Korea Development Bank 3.250%, 2-19-24	2,300	2,409
		6,296

Information Technology – 0.7%
SK Hynix, Inc. 3.000%, 9-17-24	3,850	3,980

Materials – 0.3%
LG Chem Ltd. 1.375%, 7-7-26(A)	1,500	1,469

Total South Korea - 2.3%		$12,856
Spain
Financials – 0.7%
Banco Santander S.A.:
2.706%, 6-27-24	2,600	2,694
3.490%, 5-28-30	1,000	1,057
		3,751

Industrials – 0.3%
Abertis Infraestructuras S.A. 1.625%, 7-15-29(C)	EUR1,400	1,650

Total Spain - 1.0%		$5,401
Supranational
Financials – 0.4%
Central American Bank for Economic Integration 1.140%, 2-9-26(A)	$2,000	1,966

Total Supranational - 0.4%		$1,966
Switzerland
Financials – 0.4%
Credit Suisse Group AG 4.282%, 1-9-28(A)	1,800	1,955

Total Switzerland - 0.4%		$1,955
Thailand
Financials – 0.2%
GC Treasury Center Co. Ltd. 2.980%, 3-18-31(A)	750	759

Total Thailand - 0.2%		$759
United Arab Emirates
Energy – 0.5%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	600	653
Galaxy Pipeline Assets BidCo Ltd. 1.750%, 9-30-27(A)	2,055	2,062
		2,715

Financials – 2.1%
DAE Funding LLC 1.550%, 8-1-24(A)	1,200	1,192
ICICI Bank Ltd. 4.000%, 3-18-26(A)	4,000	4,278
NBK SPC Ltd. 1.625%, 9-15-27(A)	6,000	5,857
		11,327

Total United Arab Emirates - 2.6%		$14,042
United Kingdom
Consumer Staples – 0.4%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	2,300	2,326

Financials – 3.0%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	1,300	1,413
Barclays plc:
4.337%, 1-10-28	1,800	1,966
2.000%, 2-7-28(C)	EUR3,000	3,478
HSBC Holdings plc 4.583%, 6-19-29	$1,900	2,130
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	2,000	2,174
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,636
4.875%, 4-17-24(A)	2,300	2,462
		16,259

Materials – 0.3%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.) 3.750%, 10-1-30	1,450	1,462

Total United Kingdom - 3.7%		$20,047
United States
Communication Services – 0.3%
ATP Tower Holdings LLC, Andean Tower Partners Colombia SAS, Andean Telecom Partners Chile S.p.A. and Andean Telecom Partners Peru S.R.L. 4.050%, 4-27-26(A)	1,700	1,695

Consumer Discretionary – 0.5%
D.R. Horton, Inc. 2.600%, 10-15-25	2,400	2,480

Consumer Staples – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	2,850	3,172
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	2,800	3,187

NBM U.S. Holdings, Inc. 7.000%, 5-14-26(A)	2,000	2,100
Reynolds American, Inc. 4.450%, 6-12-25	2,000	2,162
		10,621

Financials – 4.1%
Bank of America Corp. 3.593%, 7-21-28	3,175	3,420
BBVA Bancomer S.A.:
1.875%, 9-18-25(A)	1,400	1,389
5.875%, 9-13-34(A)	1,700	1,859
Citadel Finance LLC 3.375%, 3-9-26(A)	2,500	2,498
Citigroup, Inc. 3.520%, 10-27-28	3,125	3,355
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,600	2,830
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	762
JPMorgan Chase & Co.:
3.540%, 5-1-28	2,132	2,317
4.000%, 10-1-68(B)	1,250	1,257
Wells Fargo & Co. 4.300%, 7-22-27	3,000	3,345
		23,032

Health Care – 1.0%
Bayer U.S. Finance II LLC 4.250%, 12-15-25(A)	2,000	2,165
Fresenius U.S. Finance II, Inc. 4.500%, 1-15-23(A)(B)	2,925	3,006
		5,171

Industrials – 1.0%
Azul Investments LLP:
5.875%, 10-26-24(A)(B)	2,000	1,868
7.250%, 6-15-26(A)(B)	1,300	1,193
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	2,225	2,366
		5,427

Materials – 0.4%
GUSAP III L.P. 4.250%, 1-21-30(A)(B)	1,900	2,019

Real Estate – 1.1%
Aircastle Ltd. 4.400%, 9-25-23	2,800	2,935
Crown Castle International Corp. 4.000%, 3-1-27	3,000	3,264
		6,199

Total United States - 10.4%		$56,644
Venezuela
Financials – 0.7%
Corporacion Andina de Fomento:
3.250%, 2-11-22	3,250	3,259
2.375%, 5-12-23	650	662
		3,921

Total Venezuela - 0.7%		$3,921

TOTAL CORPORATE DEBT SECURITIES – 67.8%		$365,308
(Cost: $354,875)

OTHER GOVERNMENT SECURITIES(D)
AL – 0.1%
Republic of Albania 3.500%, 11-23-31(C)	EUR500	561

Argentina – 0.4%
Republic of Argentina:
1.000%, 7-9-29	$240	88
0.125%, 7-9-30	5,432	1,915
		2,003

Brazil – 0.3%
Federative Republic of Brazil 3.750%, 9-12-31	1,800	1,695

Chile – 0.5%
Republic of Chile 2.550%, 7-27-33	3,000	2,924

Colombia – 0.4%
Republic of Colombia:
3.000%, 1-30-30(B)	2,300	2,107
3.125%, 4-15-31	300	269
		2,376

Costa Rica – 0.2%
Costa Rica Government Bond 4.250%, 1-26-23(A)	1,100	1,119

Indonesia – 0.7%
Republic of Indonesia:
2.950%, 1-11-23	2,900	2,966
3.850%, 10-15-30(B)	700	788
		3,754

Israel – 0.3%
Israel Government Bond 2.750%, 7-3-30	1,300	1,385

Mexico – 0.7%
United Mexican States:
4.150%, 3-28-27	2,000	2,214
3.250%, 4-16-30(B)	1,700	1,745
		3,959

Morocco – 0.5%
Kingdom of Morocco 2.375%, 12-15-27(A)	2,500	2,443

Panama – 0.4%
Republic of Panama 3.750%, 4-17-26	1,900	2,021

Peru – 1.2%
Republic of Peru:
2.392%, 1-23-26	2,000	2,034
2.783%, 1-23-31	2,550	2,544
1.862%, 12-1-32	1,900	1,738
		6,316
Qatar – 0.5%
Qatar Government Bond 3.875%, 4-23-23	2,300	2,393

Saudi Arabia – 0.4%
Saudi Arabia Government Bond 2.875%, 3-4-23(A)	2,000	2,050

Serbia – 0.6%
Republic of Serbia:
2.125%, 12-1-30(A)	1,600	1,504
1.650%, 3-3-33(C)	EUR1,400	1,489
		2,993

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24	$1,350	1,433

Uzbekistan – 0.2%
Republic of Uzbekistan 4.750%, 2-20-24(A)	750	782

TOTAL OTHER GOVERNMENT SECURITIES – 7.7%		$40,207
(Cost: $41,236)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.0%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10-1-35	157	173
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3-1-22	—*	—*
		173

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$173
(Cost: $154)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 18.1%
U.S. Treasury Notes:
1.500%, 1-15-23	2,450	2,477
0.125%, 10-15-23	2,000	1,980
2.125%, 3-31-24	2,500	2,573
0.250%, 7-31-25	8,000	7,761
2.875%, 7-31-25	355	377
0.250%, 10-31-25	4,800	4,640
2.250%, 11-15-25	2,450	2,553
0.375%, 11-30-25	11,000	10,669
0.375%, 12-31-25	7,400	7,174
0.500%, 2-28-26	4,800	4,664
2.375%, 5-15-27	5,100	5,384
0.375%, 7-31-27	4,000	3,800
0.375%, 9-30-27	4,600	4,355
0.500%, 10-31-27	2,000	1,904
1.250%, 4-30-28	9,600	9,515
2.875%, 5-15-28	3,000	3,269
1.250%, 5-31-28	5,000	4,952
1.375%, 11-15-31	5,975	5,901
U.S. Treasury Notes (3-Month Bill Money Market Yield plus 3.5 bps) 0.120%, 10-31-23(E)	13,670	13,674

		97,622

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.1%		$97,622
(Cost: $98,436)

SHORT-TERM SECURITIES	Shares
Money Market Funds(F) – 7.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	$28,492	28,492
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(G)	13,204	13,204
		41,696

TOTAL SHORT-TERM SECURITIES – 7.7%		$41,696
(Cost: $41,696)

TOTAL INVESTMENT SECURITIES – 101.3%		$545,006
(Cost: $536,397)

LIABILITIES, NET OF CASH AND OTHER ASSETS(H) – (1.3)%		(6,785)

NET ASSETS – 100.0%		$538,221

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $240,384 or 44.7% of net assets.

(B)	All or a portion of securities with an aggregate value of $13,667 are on loan.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at December 31, 2021.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Cash of $770 has been pledged as collateral on open futures contracts.

The following forward foreign currency contracts were outstanding at December 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	4,500	U.S. Dollar	5,128	2-18-22	Citibank N.A.	$—*	$—
Euro	1,900	U.S. Dollar	2,148	1-28-22	JPMorgan Securities LLC	—	16
Euro	6,800	U.S. Dollar	7,690	2-18-22	JPMorgan Securities LLC	—	59

						$—*	$75

The following futures contracts were outstanding at December 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bond	Short	26	3-8-22	2,600	$(3,944)	$28
Euro-Bund 10-Year Bond	Short	1	3-8-22	100	(195)	3
Euro-Schatz	Short	74	3-8-22	7,400	(9,439)	14
Australia 10-Year Commonwealth Treasury Bond	Long	168	3-15-22	16,800	17,010	14
U.S. 10-Year Treasury Note	Short	128	3-31-22	12,800	(16,700)	(131)
U.S. 5-Year Treasury Note	Long	11	3-31-22	1,100	1,331	4

					$(11,937)	$(68)

The following written options were outstanding at December 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
U.S. 10-Year Treasury Note March Futures	N/A	Put	135	13,500	January 2022	$129.50	$84	$(32)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$365,308	$—
Other Government Securities	—	40,207	—
United States Government Agency Obligations	—	173	—
United States Government Obligations	—	97,622	—
Short-Term Securities	41,696	—	—
Total	$41,696	$503,310	$—
Futures Contracts	$63	$—	$—

Liabilities
Forward Foreign Currency Contracts	$—	$75	$—
Futures Contracts	$131	$—	$—
Written Options	$32	$—	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$536,397

Gross unrealized appreciation	15,059

Gross unrealized depreciation	(6,450)

Net unrealized appreciation	$8,609